Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 111,376	$ 60,494	$ 10,669	$ 42,311
Short-term investments	216,146	98,411
Accounts receivable	6,282	4,292
Prepayments and other current assets	24,131	9,110
Property and equipment, net	17,899	6,427
Long-term investments	23,784
Long-term prepayments	21,027	2,352
Total assets	703,932	333,341
Accounts payable	16,029	8,309
Deferred revenues	95,336	55,099
Customer advances and deposits	35,983	21,369
Taxes payable	7,392	2,264
Salary and welfare payable	28,804	17,962
Accrued expenses and other current liabilities	13,071	8,055
Total liabilities	196,615	113,058
Revenues	264,978	145,747	87,122
Net income/(loss)	22,644	19,557	(30,401)
Cash flows from operating activities	98,585	66,304	(4,728)
Cash flows from investing activities	(305,272)	(230,046)	(27,153)
Cash flows from financing activities	257,430	213,343	253
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	16,296	4,741
Short-term investments	65,053	14,762
Accounts receivable	2,978	1,622
Prepayments and other current assets	8,180	5,839
Property and equipment, net	7,043	2,362
Long-term investments	784
Long-term prepayments	1,961	674
Total assets	102,295	30,000
Accounts payable	6,698	1,123
Deferred revenues	62,455	42,942
Customer advances and deposits	10,095	5,670
Taxes payable	1,637	1,751
Salary and welfare payable	11,343	8,471
Inter-company payable	78,992	40,565
Accrued expenses and other current liabilities	6,681	2,181
Total liabilities	177,901	102,703
Revenues	101,819	72,427	68,867
Net income/(loss)	(3,944)	8,473	10,032
Cash flows from operating activities	68,132	4,116	(22,792)
Cash flows from investing activities	(56,539)	(1,555)	(12,674)
Cash flows from financing activities			$ 34,111